Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits
Schedule of Plans' assets measured at estimated fair value

	December 31,
(Millions of dollars)	2018	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$69	$69	$—	$—
Foreign equity securities	47	47	—	—
Domestic fixed income mutual funds	27	27	—	—
Foreign fixed income mutual funds	11	11	—	—
Money market funds	2	2	—	—
Total assets	$156	$156	$—	$—

	December 31,
(Millions of dollars)	2017	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$80	$80	$—	$—
Foreign equity securities	53	53	—	—
Domestic fixed income mutual funds	25	25	—	—
Foreign fixed income mutual funds	11	11	—	—
Money market funds	2	2	—	—
Total assets	$171	$171	$—	$—

Schedule of assumptions used in determining pension information for plans

	Years ended December 31,
	2018			2017			2016
Weighted average assumptions
Discount rate used to determine obligations	3.50	-	4.50%	2.75	-	3.80%	2.90	-	4.65%
Discount rate used to determine net periodic benefit cost	2.75	-	3.80%	2.90	-	4.60%	3.20	-	4.80%
Expected return on plan assets			6.25%			6.50%	6.75	-	7.00%
Long-term rate of increase in compensation levels			4.00%			4.00%			4.00%

Schedule of the funded status

	December 31,
(Millions of dollars)	2018	2017
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	$300	$262
Service cost	10	9
Interest cost	11	11
Actuarial losses (gains)	(22)	29
Plan settlements	—	(9)
Benefits paid	(6)	(3)
Other	—	1
Benefit obligation at end of year	$293	$300
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$171	$151
Actual return on plan assets	(11)	25
Employer contributions	2	10
Plan settlements	—	(9)
Benefits paid	(6)	(6)
Fair value of plan assets at end of year	$156	$171
Funded status	$(137)	$(129)

Schedule of net periodic benefit cost of plans

	Years ended December 31,
(Millions of dollars)	2018	2017	2016
Components of net periodic benefit cost:
Service cost	$10	$9	$9
Interest cost	11	11	11
Expected return on plan assets	(11)	(10)	(8)
Amortization and other	6	5	5
Settlement loss recognized	—	2	—
Net periodic benefit cost	$16	$17	$17